Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands					10 Months Ended	12 Months Ended
	Aug. 20, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Mar. 12, 2025 USD ($)	Feb. 07, 2024 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2025 USD ($) vessel shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Apr. 03, 2025 USD ($) shares	Mar. 04, 2025 $ / shares shares
Disclosure Of Common Control Acquisitions Table [Line Items]
Issuance of shares (in shares) | shares						95,952,934	0	0
Business combination - Initial purchase (Note 25)						$ 1,453,575
Revenue of acquiree since acquisition date					$ 691,800
Profit (loss) of acquiree since acquisition date					$ 2,900
Revenue of combined entity as if combination occurred at beginning of period						1,773,500
Profit (loss) of combined entity as if combination occurred at beginning of period						107,500
Finance costs						429,817	$ 169,339	$ 171,897
Increase (decrease) through acquisition of subsidiary, equity							$ 796,970
CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Increase (decrease) through acquisition of subsidiary, equity				$ 797,000
Non-controlling interest
Disclosure Of Common Control Acquisitions Table [Line Items]
Business combination - Initial purchase (Note 25)						$ 1,453,575
Minimum
Disclosure Of Common Control Acquisitions Table [Line Items]
Number of vessels owned | vessel					250	250
CMB | CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Proportion of ownership interest in subsidiary				100.00%				100.00%
Consideration transferred, acquisition-date fair value				$ 1,150,000
Consideration paid in cash				$ 1,150,000
Golden Ocean Group Limited
Disclosure Of Common Control Acquisitions Table [Line Items]
Number of shares acquired (in shares) | shares									17,036,474
Share in equity			40.80%						8.54%
Number of shares owned (in shares) | shares		98,400,204
Proportion of ownership interest in subsidiary		49.40%
Stock-for-stock merger, exchange ratio	0.95
Consideration transferred, acquisition-date fair value	$ 1,461,363		$ 1,178,960						$ 137,066
Issuance of shares (in shares) | shares	95,952,934
Par value per share (in USD per share) | $ / shares	$ 15.23
Proportion of ownership interests held by non-controlling interests			59.20%
Non-controlling interest in acquiree recognised at acquisition date			$ 1,453,600
Fair value of acquired receivables			113,900
Gross contractual amounts receivable for acquired receivables			114,300
Estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables			$ 400
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						$ 4,700
Finance costs						$ 17,500
Golden Ocean Group Limited | CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Share in equity	50.65%
Golden Ocean Group Limited | Hemen Holding Limited
Disclosure Of Common Control Acquisitions Table [Line Items]
Number of shares acquired (in shares) | shares										81,363,730
Price per share acquired (in USD per share) | $ / shares										$ 14.49
Share in equity			40.80%							40.80%